Details of Significant Accounts - Cash and cash equivalents, schedule of cash and cash equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Details of Significant Accounts
Petty cash	$ 1	$ 1
Checking accounts	1,976	2,139
Demand deposits	15,114	12,547
Time deposits	103,500	109,000
Others	205	184
Cash and cash equivalents	$ 120,796	$ 123,871	$ 37,168	$ 162,616